Intangible Assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	£ 1,389.3	£ 1,468.8
Charge for the year		47.9	21.6
Ending balance		1,359.5	1,389.3	[1]
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,941.9	3,006.6
Additions		29.9	54.3
Disposals		(51.9)	(96.3)
New acquisitions		97.7	5.0
Other movements		3.9	18.8
Exchange adjustments		(21.7)	(46.5)
Ending balance		2,999.8	2,941.9
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,552.6)	(1,537.8)
Charge for the year		117.2	123.7
Impairment charges included within restructuring costs		10.1
Disposals		28.0	89.4
Other movements		(1.5)	11.1
Exchange adjustments		(10.1)	(30.6)
Ending balance		(1,640.3)	(1,552.6)
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,059.1	1,078.2
Ending balance		1,010.5	1,059.1
Brands with an indefinite useful life | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,071.9	1,091.4
Additions		0.0	0.0
Disposals		0.0	0.0
New acquisitions		0.0	0.0
Other movements		0.0	0.0
Exchange adjustments		(4.6)	(19.5)
Ending balance		1,067.3	1,071.9
Brands with an indefinite useful life | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(12.8)	(13.2)
Charge for the year		43.8	0.0
Impairment charges included within restructuring costs		0.0
Disposals		0.0	0.0
Other movements		0.0	0.0
Exchange adjustments		0.2	(0.4)
Ending balance		(56.8)	(12.8)
Acquired intangibles
Disclosure of detailed information about intangible assets [line items]
Beginning balance		240.5	323.6
Ending balance		273.4	240.5
Acquired intangibles | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,569.7	1,602.9
Additions		0.0	0.0
Disposals		(7.3)	(21.5)
New acquisitions		97.7	4.8
Other movements		0.0	5.7
Exchange adjustments		(15.7)	(22.2)
Ending balance		1,644.4	1,569.7
Acquired intangibles | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,329.2)	(1,279.3)
Charge for the year		53.5	88.5
Impairment charges included within restructuring costs		0.0
Disposals		3.5	17.4
Other movements		0.0	5.7
Exchange adjustments		(8.2)	(26.9)
Ending balance		(1,371.0)	(1,329.2)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance		89.7	67.0
Ending balance		75.6	89.7
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		300.3	312.3
Additions		29.9	54.3
Disposals		(44.6)	(74.8)
New acquisitions		0.0	0.2
Other movements		3.9	13.1
Exchange adjustments		(1.4)	(4.8)
Ending balance		288.1	300.3
Other | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(210.6)	(245.3)
Charge for the year		19.9	35.2
Impairment charges included within restructuring costs		10.1
Disposals		24.5	72.0
Other movements		(1.5)	5.4
Exchange adjustments		(2.1)	(3.3)
Ending balance		£ (212.5)	£ (210.6)

[1]	Figures have been restated as described in the accounting policies.